TRADE AND BILLS RECEIVABLES (Schedule of loss allowance for trade receivables) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Trade And Bills Receivable
Beginning of the year	$ 2,167	¥ 13,774	¥ 9,230
Provision for expected credit loss, net	604	3,840	4,544
End of the year	$ 2,771	¥ 17,614	¥ 13,774